Long-Term Debt - Additional Information (Detail) (Revolving Credit Facilities [Member], USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Number of debt instruments	3
Maximum borrowings available	$ 775.8
Undrawn amount of revolving credit facility	217.8
Amount reduced under revolving credit facilities, 2013	47.0
Amount reduced under revolving credit facilities, 2014	94.0
Amount reduced under revolving credit facilities, 2015	120.9
Amount reduced under revolving credit facilities, 2016	89.1
Amount reduced under revolving credit facilities, 2017	395.9
Amount reduced under revolving credit facilities, thereafter	28.9
Number of first priority mortgages granted on vessels as debt collateral	21
Minimum hull coverage ratio	105.00%
Actual hull coverage ratio	114.00%
Amount of liquidity and undrawn revolving credit line	35.0
Liquidity and undrawn revolving credit line as percentage of debt	5.00%
Maintain the greater of free cash liquidity for revolving credit facility	$ 100.0
Minimum percentage to maintaining revolving credit facility	7.50%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.60%	0.60%